S000071770 [Member] Investment Strategy - iShares BBB Rated Corporate Bond ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund seeks to track the investment results of the iBoxx® USD Liquid Investment Grade BBB 0+ Index (the “Underlying Index”), which is designed to reflect the performance of BBB (or its equivalent) fixed rate U.S. dollar-denominated bonds issued by U.S. and non-U.S. corporate issuers (as determined by S&P Dow Jones Indices LLC (the “Index Provider” or “SPDJI”)). Securities of varying maturities are eligible for inclusion in the Underlying Index. The Underlying Index offers exposure to liquid (according to SPDJI’s liquidity screens, which could vary from other measures of liquidity) investment-grade corporate bonds and is rebalanced on a monthly basis.
Bonds in the Underlying Index are selected from the universe of eligible bonds using defined rules. The bonds eligible for inclusion are fixed rate U.S. dollar-denominated corporate bonds that: (i) are issued by issuers domiciled in the countries classified as developed markets by the Index Provider; (ii) are rated BBB or its equivalent by Fitch Ratings, Inc., Moody’s Investor’s Service, Inc. or Standard & Poor’s® Global Ratings, a subsidiary of S&P Global; (iii) are issued by issuers of debt securities with at least $1 billion aggregate outstanding face value; (iv) have at least $500 million of outstanding face value; (v) have a time to maturity of at least one year at issuance; and (vi) for new index insertions, have at least six months to maturity.
Existing bonds in the Underlying Index are held to maturity so long as they meet all criteria other than the six months to maturity criterion. Bonds in the Underlying Index that no longer satisfy all the criteria (except the six months to maturity criterion) at month-end will be removed from the Underlying Index. A bond that drops out of the Underlying Index at the rebalancing day is excluded from reentering the index for a three-month period. The rule for the lockout period takes precedence over the other rules for the Underlying Index selection. A locked out bond will not be selected, even if it qualifies for the index. If a bond becomes eligible in the middle of the month, it will still need to satisfy the criteria at the end of the month, and can be included only upon rebalancing at month-end. Any bond that enters the Underlying Index must remain in the Underlying Index for a minimum of six months provided it is not downgraded to sub-investment grade, defaulted or fully redeemed in that period. Existing bonds in the Underlying Index that receive a rating upgrade can remain in the index if the six-month minimum has not been satisfied. The Underlying Index uses a modified market-value weighted methodology with a cap on each issuer of 3%.
As of February 28, 2026, there were 3,195 issues in the Underlying Index. As of February 28, 2026, a significant portion of the Underlying Index was represented by securities of companies in the consumer goods and services and financials industries or sectors. The components of the Underlying Index are likely to change over time.
The Fund may invest in privately-issued securities, including those that are normally purchased pursuant to Rule 144A or Regulation S promulgated under the Securities Act of 1933, as amended (the “1933 Act”).
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund does not try to “beat” the index it tracks and does not seek temporary defensive positions when markets decline or appear overvalued.
Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.
BFA uses a representative sampling indexing strategy to manage the Fund. “Representative sampling” is an indexing strategy that involves investing in a representative sample of securities or other instruments that collectively has an investment profile similar to that of an applicable underlying index. The instruments selected are expected to have, in the aggregate, investment characteristics (based on factors such as market value and industry weightings), fundamental characteristics (such as return variability, duration (i.e., an instrument's price sensitivity to a change in interest rates), maturity or credit ratings and yield) and liquidity measures similar to those of an applicable underlying index. The Fund may or may not hold all of the components of the Underlying Index.
The Fund invests at least 80% of its assets in the component securities of the Underlying Index, and the Fund will invest at least 90% of its assets in fixed income securities of the types included in the Underlying Index that BFA believes will help the Fund track the Underlying Index.  The Fund will invest no more than 10% of its assets in futures, options and swaps contracts that BFA believes will help the Fund track the Underlying Index as well as in fixed income securities other than the types included in the Underlying Index, but which BFA believes will help the Fund track the Underlying Index. Cash and cash equivalent investments associated with a derivative position will be treated as part of that position for the purposes of calculating the percentage of investments included in the Underlying Index. The Fund seeks to track the investment results of the Underlying Index before fees and expenses of the Fund.
The Fund may lend securities representing up to one-third of the value of the Fund's total assets (including the value of any collateral received).
The Underlying Index is sponsored by SPDJI, which is independent of the Fund and BFA. The Index Provider determines the composition and relative weightings of the components of the Underlying Index and publishes information regarding the market value of the Underlying Index.
Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Strategy Portfolio Concentration [Text]	Industry Concentration Policy. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Underlying Index is concentrated. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.